Notes Payable and Revolving Line of Credit	3 Months Ended
Mar. 31, 2023
Notes Payable and Revolving Line of Credit
Notes Payable and Revolving Line of Credit

10.  Notes Payable and Revolving Line of Credit

Notes payable and revolving line of credit consisted of the following:

	March 31,	December 31,
	2023	2022
Senior term loan	$4,430,556	$—
Facility term loan	2,455,144	—
Mezzanine term loan	30,000,000	—
	36,885,700	—
Less: Unamortized debt issuance fees	632,864	—
Less: current portion	2,394,421	—
Total long-term notes payable	$33,858,415	$—

Senior Term Loan

In June 2016, Legacy Molekule entered into a Loan and Security Agreement with Silicon Valley Bank, a division of First Citizens Bank (“SVB”) (as amended, amended and restated, supplemented or otherwise modified from time to time, the “Senior Term Loan”). As of March 31, 2023, the outstanding principal balance under the Senior Term Loan was $4.4 million. The Senior Term Loan bears interest at an annual rate equal to the greater of (x) the Prime Rate plus 1% or (y) 4.25%. As of March 31, 2023, the interest rate was 4.25% per year. The maturity date for the Senior Term Loan is April 1, 2026. Interest is payable monthly in arrears. The principal is repayable in 36 equal monthly installments beginning on May 1, 2023. The Loan and Security Agreement contains customary representations and warranties, affirmative and negative covenants (including financial covenants), events of default and termination provisions.

Mezzanine Term Loan

In March 2021, Legacy Molekule entered into a Mezzanine Loan and Security Agreement with SVB, pursuant to which SVB issued to Legacy Molekule a $30.0 million mezzanine term loan (as amended, amended and restated, supplemented or otherwise modified from time to time, the “Mezzanine Term Loan”), consisting of a Mezzanine Term Loan A tranche of $15.0 million and a Mezzanine Term Loan B tranche of $15.0 million. As of March 31, 2023, the outstanding principal balance under the Mezzanine Term Loan was $30 million. The Mezzanine Term Loan bears interest at a floating rate per annum equal to the greater of (x) the Prime Rate plus 6.00% or (y) 9.25%. As of March 31, 2023, the interest rate was 9.25% per year. The Mezzanine Term Loan A tranche matures in March 2027 and the Mezzanine Term Loan B tranche matures in March 2028. Interest is payable monthly in arrears. The principal of the Mezzanine Term Loan A tranche is repayable in 36 equal monthly installments beginning on April 1, 2024. The principal of the Mezzanine Term Loan B Tranche is repayable in 36 equal monthly installments beginning on April 1, 2025. The Mezzanine Loan and Security Agreement contains customary representations and warranties, affirmative and negative covenants (including financial covenants), events of default and termination provisions.

Both the Senior Term Loan and Mezzanine Term Loan include financial covenant requirements to maintain a minimum cash balance of $2.0 million and an annual revenue target of $50.0 million for the calendar year ending December 31, 2023. Revenue targets for periods occurring after December 31, 2023 shall be mutually agreed by the Company and SVB. The Company is also required to maintain its primary operating and other deposit accounts and securities accounts with SVB and its affiliates.

Facility Term Loan

In June 2020, Legacy Molekule entered into a Facility Term Debt Agreement (the “Facility Term Loan”) with Trinity Capital, Inc. (“Trinity”) in order to obtain financing related to funding the build out of the Company’s filter manufacturing plant. The Company became a co-borrower under this agreement upon the closing of the Molekule Merger. Legacy Molekule drew down $2.9 million in June 2020, $0.6 million in September 2020, $0.9 million in December 2020 and $0.5 million in August 2021. Principal and interest are paid monthly with the principal being repaid in equal monthly installments from the month after the amount was drawn until April 1, 2026, with the last two months’ payments having been made at the inception of each loan. At the end of the term, Trinity also requires the Company to pay down an additional 10% of the total term draw down amount, which results in an additional payment of $0.4 million in total for all the draws. This additional payment is being accreted to the total outstanding amount over the term of the Facility Term Loan and resulted in an incremental $0.3 million of long-term debt to Trinity as of March 31, 2023. As of March 31, 2023, the outstanding principal balance under the Facility Term Loan was $2.4 million. The Facility Term Loan contains customary representations and warranties, affirmative and negative covenants and event of default provisions.

On May 2, 2023, the Company reached an agreement in principal, subject to final documentation, with SVB to amend the mezzanine loan agreement so as to provide for the deferral of principal payments for Mezzanine Term Loan A tranche from April 2024 to April 2025. The Company also reached an agreement in principal with SVB, subject to final documentation, to amend the senior term loan agreement so as to extend the maturity date from April 2026 to March 2028. The amendment of the mezzanine loan agreement to defer principal payments and the amendment of the senior term loan agreement to extend the maturity date will collectively result in a deferral of approximately $6.1 million of principal payments through March 31, 2025 (see note 17).